Loss Per Share/Ads (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share/Ads [Abstract]
Schedule of Number of Shares and Loss Used in the Computation of Loss Per Share	Details of the number of shares and loss used in the computation of loss per share:
	Year ended December 31,
	2023		2022		2021
Amounts used in the computation of basic and diluted loss	Weighted number of shares	Loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss
	In thousands	USD	In thousands	USD	In thousands	USD
Continuing operations:

Basic loss per share	408	(5,883)	176	$(2,592)	79	$(5,789)

Effect of potential dilutive ordinary shares	-	-	-	-	-	-

Diluted loss per share	408	(5,883)	176	(2,592)	79	(5,789)